[COLUMBIA MANAGEMENT LOGO]
Columbia Management Group                         Legal Department
A FleetBoston Financial Company                   Mail Stop: MA DE 11511E
                                                  One Financial Center
                                                  Boston, MA 02111
                                                  (617) 345.0919 fax

January 5, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:     Columbia Funds Trust III (formerly Liberty Funds Trust III)
        Columbia Federal Securities Fund (formerly Liberty Federal Securities
        Fund)
        Registration File Nos.: 2-15184 and 811-881

Ladies and Gentlemen:


Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2004 for the Fund do not differ from those contained in Post-Effective Amendment No. 130 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 12, 2003 (Accession Number 80000021847-03-000467). The Fund's Prospectuses and Statement of Additional Information dated
January 1, 2004, are now being used in connection with the public offering and sale of shares of the Fund. The Fund is a separate portfolio of the Trust.

Sincerely,

COLUMBIA FUNDS TRUST III


/s/TRACY S. DIRIENZO
----------------------
   Tracy S. DiRienzo
   Assistant Secretary